Collateralized Transactions	12 Months Ended
Mar. 31, 2011
Collateralized Transactions
Collateralized Transactions

7. Collateralized transactions:

Nomura enters into collateralized transactions, including resale and repurchase agreements, securities borrowed and loaned transactions, and other secured borrowings mainly to meet clients' needs, finance trading inventory positions and obtain securities for settlements. Under these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese government, agency, mortgage-backed, bank and corporate debt securities and equities. In many cases, Nomura is permitted to use the securities received to secure repurchase agreements, enter into securities lending transactions or to cover short positions with counterparties.

The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral which Nomura is permitted to sell or repledge and the portion that has been sold or repledged are as follows:

	Billions of yen		Translation into billions of U.S. dollars
	March 31
	2010	2011	2011
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥22,378	¥28,262	$341
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	19,640	22,576	273

Nomura pledges firm-owned securities to collateralize repurchase agreements and other secured financings. Pledged securities that can be sold or repledged by the secured party, including Gensaki Repo transactions, are reported in parentheses as Securities pledged as collateral within Trading assets on the consolidated balance sheets as of March 31, 2010 and 2011. Assets owned, which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them, are summarized in the tables below:

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Trading assets:
Equities and convertible securities	¥7,623	¥29,935	$362
Government and government agency securities	2,144,648	977,291	11,809
Bank and corporate debt securities	169,251	93,250	1,127
Commercial mortgage-backed securities ("CMBS")	26,072	54,725	661
Residential mortgage-backed securities ("RMBS")	704,016	1,572,177	18,997
Mortgage and mortgage-backed securities	32,740	—	—
Collateralized debt obligations ("CDO")	16,522	64,247	776
Investment trust funds and other	6,048	9,652	116

	¥3,106,920	¥2,801,277	$33,848

Non-trading debt securities	¥98,860	¥86,234	$1,042
Investments in and advance to affiliated companies	¥35,933	¥36,639	$443

Assets subject to lien, except for those disclosed above, are as follows:

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Loans and receivables	¥389	¥27,635	$334
Trading assets	2,275,746	2,010,605	24,294
Office buildings, land, equipment and facilities	24,947	20,815	252
Non-trading debt securities	143,029	278,261	3,362
Other	12,738	—	—

	¥2,456,849	¥2,337,316	$28,242

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized bonds of consolidated VIEs and trading balances of secured borrowings, and derivative transactions. See Note 12, "Borrowings", for further information regarding trading balances of secured borrowings.